                          SELECT DIMENSIONS (SERIES I)
                         SELECT DIMENSIONS (SERIES II)
                         SELECT DIMENSIONS ASSETMANAGER
                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 33-80732
                               FILE NO. 333-69491
                               FILE NO. 333-52707

 SUPPLEMENTS DATED AUGUST 7, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2006

               SUPPLEMENT DATED AUGUST 7, 2006 TO YOUR PROSPECTUS

FOR CLARITY PURPOSES, THE REFERENCES THROUGHOUT THE PROSPECTUS TO THE FOLLOWING PORTFOLIOS ARE REVISED AS DIRECTED IN THE FOLLOWING TABLE:

          OLD PORTFOLIO NAME                       NEW PORTFOLIO NAME
  Focus Growth Portfolio                 Morgan Stanley -- Focus Growth
                                         Portfolio
  Balanced Growth Portfolio              Morgan Stanley -- Balanced Growth
                                         Portfolio
  Capital Opportunities Portfolio        Morgan Stanley -- Capital Opportunities
                                         Portfolio
  Developing Growth Portfolio            Morgan Stanley -- Developing Growth
                                         Portfolio
  Dividend Growth Portfolio              Morgan Stanley -- Dividend Growth
                                         Portfolio
  Flexible Income Portfolio              Morgan Stanley -- Flexible Income
                                         Portfolio
  Global Equity Portfolio                Morgan Stanley -- Global Equity
                                         Portfolio
  Growth Portfolio                       Morgan Stanley -- Growth Portfolio
  Money Market Portfolio                 Morgan Stanley -- Money Market
                                         Portfolio
  Utilities Portfolio                    Morgan Stanley -- Utilities Portfolio
  Equally-Weighted S&P 500 Portfolio     Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
  Core Plus Fixed Income Portfolio       Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
  Emerging Markets Debt Portfolio        Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
  Emerging Markets Equity Portfolio      Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
  High Yield Portfolio                   Van Kampen -- UIF High Yield Portfolio
  U.S. Mid Cap Value Portfolio           Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
  Enterprise Portfolio                   Van Kampen LIT Enterprise Portfolio
  Growth and Income Portfolio            Van Kampen LIT Growth and Income
                                         Portfolio

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5994

  SUPPLEMENT DATED AUGUST 7, 2006 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR CLARITY PURPOSES, THE REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION TO THE FOLLOWING PORTFOLIOS ARE REVISED AS DIRECTED IN THE FOLLOWING TABLE:

         PRIOR PORTFOLIO NAME                    REVISED PORTFOLIO NAME
  Focus Growth Portfolio                 Morgan Stanley -- Focus Growth
                                         Portfolio
  Balanced Growth Portfolio              Morgan Stanley -- Balanced Growth
                                         Portfolio
  Capital Opportunities Portfolio        Morgan Stanley -- Capital Opportunities
                                         Portfolio
  Developing Growth Portfolio            Morgan Stanley -- Developing Growth
                                         Portfolio
  Dividend Growth Portfolio              Morgan Stanley -- Dividend Growth
                                         Portfolio
  Flexible Income Portfolio              Morgan Stanley -- Flexible Income
                                         Portfolio
  Global Equity Portfolio                Morgan Stanley -- Global Equity
                                         Portfolio
  Growth Portfolio                       Morgan Stanley -- Growth Portfolio
  Money Market Portfolio                 Morgan Stanley -- Money Market
                                         Portfolio
  Utilities Portfolio                    Morgan Stanley -- Utilities Portfolio
  Equally-Weighted S&P 500 Portfolio     Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
  Core Plus Fixed Income Portfolio       Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
  Emerging Markets Debt Portfolio        Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
  Emerging Markets Equity Portfolio      Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
  High Yield Portfolio                   Van Kampen -- UIF High Yield Portfolio
  U.S. Mid Cap Value Portfolio           Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
  Enterprise Portfolio                   Van Kampen LIT Enterprise Portfolio
  Growth and Income Portfolio            Van Kampen LIT Growth and Income
                                         Portfolio

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5995